Income Taxes - Effective Income Tax Rate Reconciliation (Details) - CAD CAD in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Total net income (loss)		CAD 2,487	CAD 2,826
Income tax expense (benefit)		302	619
Total net income (loss) before income taxes	[1]	2,789	3,445
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate		746	922
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions		(257)	(93)
Tax (benefit) cost of unrecognized tax losses and tax credits		0	(1)
Tax exempt investment income		(213)	(166)
Tax rate and other legislative changes		(7)	2
Adjustments in respect of prior years, including resolution of tax disputes		15	(23)
Other		18	(22)
Total income tax expense (benefit)		CAD 302	CAD 619
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate		26.75%	26.80%
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions		(9.20%)	(2.70%)
Tax (benefit) cost of unrecognized tax losses and tax credits		0.00%	(0.10%)
Tax exempt investment income		(7.60%)	(4.80%)
Tax rate and other legislative changes		(0.30%)	0.10%
Adjustments in respect of prior years, including resolution of tax disputes		0.50%	(0.70%)
Other		0.60%	(0.60%)
Effective Income tax rate		10.80%	18.00%

[1]	Balances in 2016 have been changed to conform with current year presentation.